INVESTMENTS IN ASSOCIATES (Details) - ARS ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments in associates [Abstract]
Book value	$ 450,732	$ 481,131
Transporte y Servicios de Gas en Uruguay S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 196,000
Book value	$ 26,759	42,046
Emprendimientos de Gas del Sur S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 116,130
Book value	$ 0	2,180
Gas Link S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 502,962
Book value	$ 423,973	$ 436,905